Revenue Recognition - Summary of Composition Of Revenues (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation Of Revenue [Line Items]
Performance obligations revenue recognised	$ 217,896	$ 139,140	$ 634,062	$ 383,004
Other Patient Service Revenue [Member]
Disaggregation Of Revenue [Line Items]
Performance obligations revenue recognised	6,107	6,067	17,686	11,548
Other Patient Service Revenue [Member] | Care Coordination [Member]
Disaggregation Of Revenue [Line Items]
Performance obligations revenue recognised	5,228	4,390	14,504	6,845
Other Patient Service Revenue [Member] | Fee-For-Service [Member]
Disaggregation Of Revenue [Line Items]
Performance obligations revenue recognised	$ 879	$ 1,677	$ 3,182	$ 4,703